Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

Note 13 – Income Taxes

Prior to July 22, 2013, FSA’s and FSHA’s member had elected to have FSA’s and FSHA’s income taxed as an S Corporation under provisions of the Internal Revenue Code and a similar section of the state income tax law. Therefore, taxable income or loss is reported to the individual member for inclusion in its tax returns and no provision for income taxes is included in the Company’s consolidated financial statements for periods prior to July 22, 2013. The pro forma income information provides an adjustment for income tax expense as if FSA and FSHA had been a C Corporation prior to July 22, 2013 at an assumed combined federal and state effective tax rate of 38%, which approximates the calculated statutory tax rates for the periods.

The income tax provision for the year ended December 31, 2013 consists of:

2013
Current provision	$4,078,826
Deferred benefit	(378,781)
Increase in valuation allowance	77,068

Total	$3,777,113

Tax benefit, discontinued operations	$(514,371)

The Company has accrued interest and penalties of approximately $200,000 at December 31, 2013 related to the late filing of certain tax returns related to Graymark. The accrued interest and penalties are included in accrued liabilities in the accompanying consolidated balance sheets.

Deferred income tax assets and liabilities as of December 31, 2013 are comprised of:

2013
Deferred income tax assets:
Accounts receivable	$135,983
Accounts payable	1,131,070
Accrued liabilities	338,901
Deferred rent and lease incentives	2,353,514
Stock compensation	202,453
Other assets	54,836

Total deferred tax assets	4,216,757
Valuation allowance	(314,289)

Net deferred tax assets	3,902,468

Deferred income tax liabilities:
Fixed assets	(1,158,897)
Intangible assets	(1,725,099)
Equity investments in affiliates	(1,330,295)
Prepaid and other current assets	(174,419)

Total deferred tax liabilities	(4,388,710)

Net deferred tax liabilities	$(486,242)

The balance sheet classification of deferred income tax assets (liabilities) at December 31, 2013 follows:

2013
Current	$2,118,637
Long-term	(2,604,879)

Total	$(486,242)

The change in the Company’s valuation allowance on deferred tax assets during the year ended December 31, 2013 follows:

2013
Beginning valuation allowance	$—
Reverse acquisition	237,221
Change in valuation allowance	77,068

Ending valuation allowance	$314,289

The Company’s effective income tax rate for continuing operations differs from the U.S. Federal statutory rate as follows:

2013
Federal statutory rate	34%
State	4
Impairment of goodwill	-43%
Tax benefit, discontinued operations	-3%
Deferred taxes, reverse acquisition	-4%
Other	-6%

Effective income tax rate	-18%

The amount of income taxes the Company pays is subject to ongoing examinations by federal and state tax authorities. To date, there have been no reviews performed by federal or state tax authorities on any of the Company’s previously filed returns. The Company’s 2007 and later tax returns are still subject to examination.

At the time of the Foundation reverse acquisition, Graymark had federal and state net operating loss carryforwards in excess of $30 million. Due to the change of control resulting from the Foundation reverse acquisition, the Company will not be able to utilize the loss carryforwards.